UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The
Massachusetts Health & Education Tax-Exempt Trust, 55 East 52nd Street, New York, NY
10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Schedule of InvestmentsMay 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 145.4%
Corporate — 4.1%
Massachusetts Development Finance
Agency, RB, Ogden Haverhill Project,
Series A, AMT, 6.70%, 12/01/14	$ 255	$ 255,938
Massachusetts Health & Educational
Facilities Authority, RB, Cape Cod
Healthcare Obligor (AGC), 5.00%,
11/15/31	1,000	971,290
		1,227,228
Education — 82.5%
Massachusetts Development Finance
Agency, RB:
Boston University, Series T-1
(AMBAC), 5.00%, 10/01/39	1,000	971,890
College Issue, Series B (Syncora),
5.25%, 7/01/33	860	865,513
College of Pharmacy & Allied
Health, Series D (AGC), 5.00%,
7/01/27	500	515,605
Foxborough Regional Charter
School, Series A, 7.00%,
7/01/42	250	253,157
Smith College, 5.00%,
7/01/35	2,000	2,038,340
WGBH Educational Foundation,
Series A (AMBAC), 5.75%, 1/01/42	1,100	1,112,650
Massachusetts Development Finance
Agency, Refunding RB:
Boston University, Series P,
5.45%, 5/15/59	1,500	1,439,085
Clark University (Syncora), 5.13%,
10/01/35	500	500,060
Harvard University, Series B-1,
5.00%, 10/15/40	350	368,165
Trustees of Deerfield
Academy, 5.00%, 10/01/40	1,675	1,744,630
Western New England, Series A
(AGC), 5.00%, 9/01/33	250	248,323
Wheelock College, Series C,
5.25%, 10/01/37	1,000	895,200
Williston Northampton School
Project (Syncora), 5.00%, 10/01/25	500	496,430
Worcester Polytechnic Institute
(NPFGC), 5.00%, 9/01/27	1,985	2,042,763
Massachusetts Health & Educational
Facilities Authority, RB:
Harvard University, 5.13%,
7/15/12 (a)	155	163,406

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Education (concluded)
Massachusetts Health & Educational
Facilities Authority, RB (continued):
Harvard University, 5.13%,
7/15/37	$ 695	$ 701,046
Harvard University, Series B,
5.00%, 10/01/38	400	415,356
Northeastern University, Series
R, 5.00%, 10/01/33	225	226,771
Springfield College, 5.63%,
10/15/40	500	478,865
Tufts University, 5.38%,
8/15/38	1,000	1,056,420
University of Massachusetts, Series
C (NPFGC), 5.13%, 10/01/34	230	230,380
Massachusetts Health & Educational
Facilities Authority, Refunding RB:
Berklee College of Music,
Series A, 5.00%, 10/01/37	1,000	981,260
Boston College, Series N,
5.13%, 6/01/37	1,000	1,002,730
Harvard University, Series A,
5.50%, 11/15/36	100	109,249
Tufts University, Series M,
5.50%, 2/15/27	1,000	1,167,220
Wellesley College, 5.00%,
7/01/33	1,500	1,521,855
Massachusetts Health & Educational
Facilities Authority, Wheaton College,
Series D, 6.00%, 1/01/18	855	855,162
Massachusetts State College Building
Authority, RB, Series A (AMBAC),
5.00%, 5/01/31	1,000	1,030,690
Massachusetts State College Building
Authority, Refunding RB, Series B
(Syncora), 5.50%, 5/01/39	825	889,738
		24,321,959
Health — 43.5%
Massachusetts Development Finance
Agency, RB:
First Mortgage, Edgecombe
Project, Series A, 6.75%,
7/01/21	855	871,510
First Mortgage, Overlook
Communities, Series A, 6.13%,
7/01/24 (a)	850	918,102
Seven Hills Foundation & Affiliates
(Radian), 5.00%, 9/01/35	240	188,998

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the	AGC	Assured Guaranty Corp.	ERB	Education Revenue Bonds
Schedule of Investments, the names and	AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
descriptions of many of the securities have been	AMBAC	American Municipal Bond Assurance	HRB	Housing Revenue Bonds
abbreviated according to the following list:		Corp.	NPFGC	National Public Finance Guarantee
	AMT	Alternative Minimum Tax (subject to)		Corp.
	BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2011	1

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Schedule of  Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Health (concluded)
Massachusetts Development Finance
Agency, Refunding RB, Carleton-
Willard Village, 5.63%, 12/01/30	$ 500	$494,460
Massachusetts Health & Educational
Facilities Authority, RB:
Baystate Medical Center,
Series F, 5.75%, 7/01/33	1,000	985,200
Berkshire Health System,
Series E, 6.25%, 10/01/31	350	345,212
Berkshire Health System, Series F
(AGC), 5.00%, 10/01/19	1,000	1,052,460
Children's Hospital, Series M,
5.25%, 12/01/39	600	603,678
Children's Hospital, Series M,
5.50%, 12/01/39	500	511,580
Lahey Clinic Medical Center,
Series D, 5.25%, 8/15/37	1,000	974,910
Milford-Whitinsville Hospital,
Series D, 6.35%, 7/15/32 (a)	750	807,105
Southcoast Health Obligation,
Series D, 5.00%, 7/01/39	500	453,185
Winchester Hospital, 5.25%,
7/01/38	1,000	850,610
Massachusetts Health & Educational
Facilities Authority, Refunding RB:
Caregroup, Series E-1, 5.00%,
7/01/28	500	468,825
Christopher House, Series A,
6.88%, 1/01/29	455	420,766
Healthcare System, Covenant,
6.00%, 1/01/12 (a)	170	177,432
Healthcare System, Covenant,
6.00%, 7/01/22	630	639,923
Healthcare System, Covenant,
6.00%, 7/01/31	315	316,698
Healthcare System, Covenant,
6.00%, 7/01/31 (a)	85	88,716
Partners Healthcare System,
Series B, 5.25%, 7/01/29	1,000	1,000,290
Massachusetts Industrial Finance
Agency, RB, Age Institute of
Massachusetts Project, 8.05%,
11/01/25	655	655,288
		12,824,948
Housing — 9.3%
Massachusetts HFA, HRB, Series B,
AMT, 5.50%, 6/01/41	495	466,642
Massachusetts HFA, Refunding HRB,
Series F, AMT, 5.70%, 6/01/40	960	941,318
Massachusetts HFA, Refunding RB,
AMT:
Series 132, 5.38%, 12/01/27	400	403,568
Series C, 5.35%, 12/01/42	1,000	925,730
		2,737,258

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
State — 6.0%
Massachusetts Bay Transportation
Authority, Refunding RB, Senior Series
A, 5.25%, 7/01/29	$ 730	$ 840,500
Massachusetts Development Finance
Agency, ERB, Middlesex School
Project, 5.00%, 9/01/33	400	401,152
Massachusetts State College Building
Authority, RB, Series A, 5.50%,
5/01/39	500	526,505
		1,768,157
Total Municipal Bonds in Massachusetts		42,879,550
Puerto Rico — 12.0%
County/City/Special District/School District — 3.4%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C:
6.00%, 8/01/39	510	523,688
(AGM), 5.13%, 8/01/42	500	491,935
		1,015,623
State — 3.4%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	1,000	1,008,460
Utilities — 5.2%
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	1,000	986,090
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (BHAC),
5.25%, 7/01/25	500	532,060
		1,518,150
Total Municipal Bonds in Puerto Rico		3,542,233
Total Municipal Bonds – 157.4%		46,421,783
Municipal Bonds Transferred to Tender
Option Bond Trusts (b)
Massachusetts — 7.0%
State — 7.0%
Massachusetts School Building
Authority, RB, Drivers, Series A (AGM),
5.00%, 8/15/30	2,010	2,078,698
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 7.0%		2,078,698
Total Long-Term Investments
(Cost – $48,503,877) – 164.4%		48,500,481

2 THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2011

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF Massachusetts Municipal Money
Fund, 0.00% (c)(d)	198,355	$ 198,355
Total Short-Term Securities
(Cost – $198,355) – 0.7%		198,355
Total Investments
(Cost – $48,702,232*) – 165.1%		48,698,836
Other Assets Less Liabilities – 2.2%		634,724
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (4.6)%		(1,340,626)
Preferred Shares, at Redemption Value – (62.7)%		(18,501,032)
Net Assets Applicable to Common Shares – 100.0%		$ 29,491,902

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 47,350,801
Gross unrealized appreciation	$ 913,390
Gross unrealized depreciation	(904,950)
Net unrealized appreciation	$ 8,440

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(c) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	May 31,
Affiliate	2010	Activity	2011	Income
BIF Massachusetts
Municipal Money
Fund	1,455,666	(1,257,311)	198,355	—

(d) Represents the current yield as of report date.

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2011	3

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Schedule of Investments(concluded)

•	Financial futures contracts sold as of May 31, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	12	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 1,422,165	$ (66,210)
	8	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$ 979,547	$ (1,328)
	Total					$ (67,538)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments¹	—	$ 48,500,481	—	$ 48,500,481
Short-Term
Securities	$ 198,355	—	—	198,355
Total	$ 198,355	$ 48,500,481	—	$ 48,698,836
¹ See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments²
Liabilities:
Interest rate
contracts	$ (67,538)	—	—	$ (67,538)
² Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4 THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 26, 2011